Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Secured Long-term Debt, Noncurrent	$ 540,100	$ 0
Line of Credit Facility, Amount Outstanding	1,098,126
Capital Lease Obligations, Noncurrent	67,500	57,300
Total Debt	1,081,467	699,078
Long Term Debt And Capital Lease Obligations Excluding Short Term Financing Current	72,630	35,389
Long-term Debt and Capital Lease Obligations	1,008,837	663,689
2.25% Convertible Notes due 2036
Debt Instrument [Line Items]
Secured Long-term Debt, Noncurrent	0	160,334
3.00% Convertible Notes due 2020
Debt Instrument [Line Items]
Secured Long-term Debt, Noncurrent	0	84,305
Real Estate Credit Facility [Member]
Debt Instrument [Line Items]
Other Long-term Debt	58,003	67,719
Other Real Estate Related and Long-Term Debt [Member]
Debt Instrument [Line Items]
Other Long-term Debt	358,271	280,230
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital Lease Obligations, Noncurrent	55,380	46,490
Acquisition Line [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding		$ 60,000